DEPOSITS FOR NON-CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands		May. 27, 2015 CNY (¥)	Jan. 27, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 18, 2007 CNY (¥)
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve for unrecoverable deposits				$ 4,099	¥ 26,552	¥ 26,552
Deposit paid towards construction of the proton treatment center	[1]			$ 15,530	¥ 100,600	¥ 29,600
Equity interest in equity method investment				100.00%	100.00%
Beijing Century Friendship [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Deposit paid towards construction of the proton treatment center								¥ 29,600
Consideration paid		¥ 70,000
Equity interest in equity method investment		100.00%
BPMC [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Consideration paid		¥ 1,000
Equity interest in equity method investment		55.00%
BPMC [Member] | Subsequent Events [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Equity interest in equity method investment			55.00%
Property, Plant and Equipment [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Reserve for unrecoverable deposits

[1]	On December 18, 2007, the Group entered into a framework agreement with Chang'an Information Industry (Group) Co., Ltd. (“Chang'an Information”) and China-Japan Friendship Hospital to set up Beijing Proton Medical Center Co., Ltd. (“BPMC”), a proton treatment center in Beijing. Pursuant to the framework agreement, the Group paid a deposit of RMB29,600 to Beijing Century Friendship Science & Technology Development Co., Ltd. (“Beijing Century Friendship”), an entity set up by Chang'an Information, to be used for the construction of the proton treatment center. BPMC was legally set up on July 6, 2012. On May 24, 2015, the Group entered into a transfer agreement with Chang'an Information to acquire 100% equity interest of Beijing Century Friendship at a cash consideration of RMB70,000. The closing of the acquisition of Beijing Century Friendship is subject to the condition that Beijing Century Friendship obtains 55% interest of BPMC. The Group fully paid the consideration of RMB70,000 and paid an additional RMB1,000 for the future operations of BPMC as of December 31, 2015. However, as Beijing Century Friendship did not obtain 55% equity interest in BPMC until January 27, 2016, the acquisition of Beijing Century Friendship was not completed as of December 31, 2015 and thus, the deposit of RMB70,000 paid by the Group was recorded as “deposit for non-current assets” in the consolidated balance sheets. The Group consolidated Beijing Century Friendship which holds 55% equity interest of BPMC on January 27, 2016 (note 31).